Digital assets	6 Months Ended
Jun. 30, 2024
Digital Assets
Digital assets

4. Digital assets

Digital assets comprise holdings of:

	June 30, 2024		December 31, 2023
BTC	Number	Value	Number	Value
Stock of bitcoins at the beginning of the year	16.41	693,389	5.29	87,747
Mined during the year	61.53	3,669,627	43.93	1,681,533
Exchanged for USD	(50.00)	(2,904,868)	(23.23)	(889,084)
Exchanged for USDT	(7.50)	(495,447)	(9.59)	(226,256)
Change in fair value of Bitcoin		318,443		39,448
Stock of bitcoins at the end of the year	20.44	1,281,144	16.41	693,389
USDC
Balance brought forward:		320,458
Proceeds from issue of new preferred shares				5,000,000
Proceeds from issue of new ordinary shares				2,003,109
Exchange for USD		2,904,868		889,084

Procurement of equipment and expenses		(3,174,722)		(7,571,735)

Balance carried forward:		50,604		320,458

USDT:

Balance brought forward:		180,310
Proceeds from exchange of bitcoins		495,447		226,256
Procurement of equipment and expenses		(461,321)		(127,546)
Proceeds from Sale of used equipment				81,600
Balance carried forward:		214,436		180,310

Total per Note 4 to Balance Sheet		1,546,184		1,194,157

For the period ended June 30, 2024, the Company did not consider it necessary to recognize any allowance for the impairment of the USDC and BTC.